Related Party Transactions (Details) - USD ($)						1 Months Ended	12 Months Ended
	Feb. 28, 2023	Dec. 14, 2022	Jun. 06, 2022	May 16, 2022	Dec. 31, 2020	Apr. 02, 2022	Dec. 31, 2022	Dec. 31, 2021	Feb. 25, 2021
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)					$ 0.003
Common stock, par value (in Dollars per share)					$ 0.0001		$ 10.1	$ 9.68
Sponsor share (in Shares)				25,000
Fair value of shares (in Shares)							25,000
Fair value per share (in Dollars per share)							$ 4.95
Agreed to loan					$ 300,000
Working capital loans							$ 675,000
Promissory note		$ 325,000	$ 500,000			$ 500,000
Issued unsecured promissory note amount	$ 2,100,000
Exercise price (in Dollars per share)						$ 1.5
Borrowings							$ 1,225,000	$ 0
Private Placement Warrants [Member]
Related Party Transactions (Details) [Line Items]
Price per warrant (in Dollars per share)							$ 1.5
IPO [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)							$ 10
Sponsor amount							$ 10,000
Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Consideration shares (in Shares)					7,187,500
Shares issued (in Shares)									1,437,500
Ordinary shares outstanding (in Shares)									8,625,000
Director [Member]
Related Party Transactions (Details) [Line Items]
Fair value of shares (in Shares)							123,750
Business Combination [Member]
Related Party Transactions (Details) [Line Items]
Class A ordinary shares equals or exceeds (in Dollars per share)								$ 12
FounderShares [Member]
Related Party Transactions (Details) [Line Items]
Sponsor amount					$ 25,000